Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs(1) ($)	Value of Initial Fixed $100 Investment Based on		Net Income (in thousands) ($)	Company Selected Measure

					Total Stockholder Return(2) ($)	Peer Group Total Stockholder Return(3) ($)

Year 1 (Fiscal 2022)	1	1	8,823,880	8,499,266	148	122	(288,342)	n/a
Year 2 (Fiscal 2023)	1	1	3,502,160	(5,158,293)	44	102	(407,768)	n/a
Year 3 (Fiscal 2024)	1	1	3,986,062	2,304,899	49	156	(257,030)	n/a
Year 4 (Fiscal 2025)	1	1	6,848,218	7,940,944	60	197	(255,536)	n/a

Named Executive Officers, Footnote

Fiscal Year	CEO	Non-CEO NEOs

2025	Dustin Moskovitz	Sonalee Parekh, Tim Wan, Eleanor Lacey and Anne Raimondi
2024	Dustin Moskovitz	Tim Wan, Eleanor Lacey and Anne Raimondi
2023	Dustin Moskovitz	Tim Wan, Eleanor Lacey and Anne Raimondi
2022	Dustin Moskovitz	Tim Wan, Christopher Farinacci, Eleanor Lacey, and Anne Raimondi

Peer Group Issuers, Footnote	Represents the cumulative TSR of the Standard & Poor’s (S&P) Information Technology Index, on a fixed investment of $100 over the Fiscal Year starting from the market close on the last trading day of Fiscal Year 2021 through the end of each applicable Fiscal Year in the table.
PEO Total Compensation Amount	$ 1	$ 1	$ 1	$ 1
PEO Actually Paid Compensation Amount	$ 1	1	1	1
Adjustment To PEO Compensation, Footnote
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the CEO and the average for the Non-CEO NEOs:

	Fiscal 2022		Fiscal 2023		Fiscal 2024		Fiscal 2025

	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)

Deduction for Awards Reported in the Summary Compensation Table	—	(8,288,721)	—	(2,843,827)	—	(3,324,395)	—	(6,336,339)
Increase based on Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	1,063,787	—	440,564	—	616,057	—	605,146
Increase based on Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	5,159,361	—	1,063,956	—	2,253,480	—	9,596,646
Increase / deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	—	2,474,667	—	(3,843,813)	—	143,412	—	345,156
Increase / deduction for Awards Granted during a Prior FY that Vested during Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	—	4,460,117	—	(3,477,334)	—	(1,369,717)	—	(1,132,156)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(5,193,824)	—	—	—	—	—	(1,985,728)
Deduction for Change in Pension Value Reported in the Summary Compensation Table	—	—	—	—	—	—	—	—
Increase for Service Cost for Pension Plans	—	—	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—
Total Adjustments	—	(324,613)	—	(8,660,453)	—	(1,681,163)	—	1,092,726

Non-PEO NEO Average Total Compensation Amount	$ 6,848,218	3,986,062	3,502,160	8,823,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,940,944	2,304,899	(5,158,293)	8,499,266
Adjustment to Non-PEO NEO Compensation Footnote
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the CEO and the average for the Non-CEO NEOs:

	Fiscal 2022		Fiscal 2023		Fiscal 2024		Fiscal 2025

	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)	CEO ($)	Average for Non-CEO NEOs ($)

Deduction for Awards Reported in the Summary Compensation Table	—	(8,288,721)	—	(2,843,827)	—	(3,324,395)	—	(6,336,339)
Increase based on Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	1,063,787	—	440,564	—	616,057	—	605,146
Increase based on Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	5,159,361	—	1,063,956	—	2,253,480	—	9,596,646
Increase / deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	—	2,474,667	—	(3,843,813)	—	143,412	—	345,156
Increase / deduction for Awards Granted during a Prior FY that Vested during Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	—	4,460,117	—	(3,477,334)	—	(1,369,717)	—	(1,132,156)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(5,193,824)	—	—	—	—	—	(1,985,728)
Deduction for Change in Pension Value Reported in the Summary Compensation Table	—	—	—	—	—	—	—	—
Increase for Service Cost for Pension Plans	—	—	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—
Total Adjustments	—	(324,613)	—	(8,660,453)	—	(1,681,163)	—	1,092,726

Compensation Actually Paid vs. Total Shareholder Return
As discussed in the Compensation Discussion and Analysis, we currently pay our CEO, Mr. Moskovitz, $1 per year. His compensation is not variable, and bears no relation to the cumulative total stockholder return or net income of the Company, as reported in the table above. As discussed in the Compensation Discussion and Analysis, the majority of our executives’ compensation (other than the CEO) is delivered in the form of company shares delivered as long-term awards with vesting periods. The ultimate value of these awards changes with changes in stock price.
•In fiscal 2022, when stockholder returns were strongly positive (above the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above.
•In fiscal 2023, when stockholder returns were negative (below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned negative compensation as measured by Compensation Actually Paid in the table above.
•In fiscal 2024, when stockholder returns were positive when compared to fiscal 2023, but negative compared to fiscal 2022 (and below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above that was less than the amounts reported in the Summary Compensation Table.
•In fiscal 2025, when stockholder returns were positive when compared to fiscal 2024, but negative compared to fiscal 2022 (and below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above that was less than the amounts reported in the Summary Compensation Table.

Compensation Actually Paid vs. Net Income
As discussed in the Compensation Discussion and Analysis, we currently pay our CEO, Mr. Moskovitz, $1 per year. His compensation is not variable, and bears no relation to the cumulative total stockholder return or net income of the Company, as reported in the table above. As discussed in the Compensation Discussion and Analysis, the majority of our executives’ compensation (other than the CEO) is delivered in the form of company shares delivered as long-term awards with vesting periods. The ultimate value of these awards changes with changes in stock price.
•In fiscal 2022, when stockholder returns were strongly positive (above the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above.
•In fiscal 2023, when stockholder returns were negative (below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned negative compensation as measured by Compensation Actually Paid in the table above.
•In fiscal 2024, when stockholder returns were positive when compared to fiscal 2023, but negative compared to fiscal 2022 (and below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above that was less than the amounts reported in the Summary Compensation Table.
•In fiscal 2025, when stockholder returns were positive when compared to fiscal 2024, but negative compared to fiscal 2022 (and below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above that was less than the amounts reported in the Summary Compensation Table.

Compensation Actually Paid vs. Company Selected Measure
As discussed above, we do not consider other financial or non-financial performance measures in determining the compensation actually paid to our CEO and other NEOs. As a result, we do not have a company selected measure and there is no relationship to disclose between the compensation actually paid to our NEOs and such measure.

Total Shareholder Return Vs Peer Group
As discussed in the Compensation Discussion and Analysis, we currently pay our CEO, Mr. Moskovitz, $1 per year. His compensation is not variable, and bears no relation to the cumulative total stockholder return or net income of the Company, as reported in the table above. As discussed in the Compensation Discussion and Analysis, the majority of our executives’ compensation (other than the CEO) is delivered in the form of company shares delivered as long-term awards with vesting periods. The ultimate value of these awards changes with changes in stock price.
•In fiscal 2022, when stockholder returns were strongly positive (above the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above.
•In fiscal 2023, when stockholder returns were negative (below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned negative compensation as measured by Compensation Actually Paid in the table above.
•In fiscal 2024, when stockholder returns were positive when compared to fiscal 2023, but negative compared to fiscal 2022 (and below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above that was less than the amounts reported in the Summary Compensation Table.
•In fiscal 2025, when stockholder returns were positive when compared to fiscal 2024, but negative compared to fiscal 2022 (and below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above that was less than the amounts reported in the Summary Compensation Table.

Total Shareholder Return Amount	$ 60	49	44	148
Peer Group Total Shareholder Return Amount	197	156	102	122
Net Income (Loss)	$ (255,536,000)	$ (257,030,000)	$ (407,768,000)	$ (288,342,000)
PEO Name	Dustin Moskovitz	Dustin Moskovitz	Dustin Moskovitz	Dustin Moskovitz
Additional 402(v) Disclosure	Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year.Represents the company’s TSR based on a fixed investment of $100 over the Fiscal Year starting from the market close on the last trading day of Fiscal Year 2021 through the end of each applicable Fiscal Year in the table.
As discussed above, the variable portion of our executive compensation program is tied to long-term stockholder returns through equity awards, and changes in the value of awards during a particular fiscal year are driven by stockholder returns in that fiscal year. We did not consider other financial or non-financial performance measures in determining the fiscal 2025 compensation for our named executive officers. As a result, we have not included a tabular list of the most important financial measures.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,092,726	(1,681,163)	(8,660,453)	(324,613)
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,336,339)	(3,324,395)	(2,843,827)	(8,288,721)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,146	616,057	440,564	1,063,787
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,596,646	2,253,480	1,063,956	5,159,361
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,156	143,412	(3,843,813)	2,474,667
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,132,156)	(1,369,717)	(3,477,334)	4,460,117
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,985,728)	0	0	(5,193,824)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0